Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000006127 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006127 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006127 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006127 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006127 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006127 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006127 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006127 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006127 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006127 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006127 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000006127 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000006127 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000006127 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000006127 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000006127 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000006127 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000006127 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000155915 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000155915 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000155915 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155915 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000155915 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000155915 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155915 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155915 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155915 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155915 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155915 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000155915 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000155915 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000155915 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000155915 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000155915 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000155915 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000155915 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000006130 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006130 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006130 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006130 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006130 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006130 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006130 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006130 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006130 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006130 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006130 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000006130 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000006130 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000006130 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000006130 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000006130 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000006130 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000006130 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000216311 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000216311 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000216311 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000216311 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000216311 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000216311 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000216311 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216311 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216311 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000216311 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000216311 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000216311 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000216311 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000216311 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000216311 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000216311 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000216311 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000216311 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000006129 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006129 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000006129 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000006129 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006129 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000006129 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006129 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006129 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006129 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006129 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006129 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000006129 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000006129 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000006129 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000006129 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000006129 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000006129 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000006129 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000126925 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000126925 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000126925 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000126925 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000126925 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000126925 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000126925 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126925 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126925 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000126925 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000126925 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000126925 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000126925 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000126925 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000126925 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000126925 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000126925 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000126925 | IndustryInformation Technology Services
Holdings [Line Items]
Percent of Net Asset Value	19.20%